Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	DEUTSCHE INCOME TRUST
Prospectus Date	rr_ProspectusDate	Sep. 28, 2015
Document Creation Date	dei_DocumentCreationDate	Mar. 16, 2016